Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Cash Flows from Operating Activities:
Net income	$ 12,688,035	$ 18,721,979
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	690,749	699,538
Inventory write-downs	117,753
Loss (gain) on disposal of equipment	38	(3,155)
Changes in operating assets and liabilities:
Accounts receivable	393,143	(1,601,202)
Other receivables		3,714
Inventories	(276,909)	148,388
Prepaid expenses	1,525,053	(6,025,735)
Other assets	(4,402,208)	(2,257,979)
Accounts payable	(32,722)	(3,378,079)
Other payables and accrued liabilities	(559,496)	61,303
Due to related parties	966,589
Income taxes payable	(332,182)	176,107
Net cash provided by operating activities	10,777,843	6,544,879
Cash Flows from Investing Activities:
Purchases of property, plant and equipment	(1,159,355)	(283,100)
Proceeds from disposal of equipment		5,942
Net cash used in investing activities	(1,159,355)	(277,158)
Cash Flows from Financing Activities:
Ordinary shares issue for cash	9,342,339	627,628
Proceeds from short-term loans	3,129,711	1,396,382
Repayments on short-term loans	(2,067,332)	(1,752,905)
Net cash provided by financing activities	10,404,718	271,105
Effect of exchange rate changes on cash and cash equivalents	(1,169,213)	(622,883)
Net increase in cash and cash equivalents	18,853,993	5,915,943
Cash and cash equivalents at the beginning of year	14,800,772	8,884,829
Cash and cash equivalents at the end of year	33,654,765	14,800,772
Supplemental disclosures of cash flows information:
Cash paid for income taxes	3,176,269	3,007,047
Cash paid for interest expense	$ 98,086	$ 83,549